Credit Facilities and Notes Payable - Schedule of Carrying Values of the Company's Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Credit facilities and notes payable, net
Senior secured debt - other	$ 33,320	$ 0
Notes payable with related parties	0	2,385
Notes payable - other	0	5,309
Debt issuance costs	(6,923)	(208)
Total credit facilites and notes payable, net	1,026,196	181,678
Current portion - credit facilities and notes payable, net
Total credit facilities and notes payable	861,762	50,143
Total credit facilities and notes payable, net - related party	164,434	126,825
Non current portion - credit facilities and notes payable, net
Total credit facilities and notes payable	0	4,710
Total credit facilites and notes payable, net	1,026,196	181,678
Mezzanine Secured Credit Facilities [Member]
Credit facilities and notes payable, net
Secured credit facilities	82,508	19,251
Mezzanine Secured Credit Facilities [Member] | Third-party lenders [Member]
Credit facilities and notes payable, net
Secured credit facilities	87,851	0
Senior Secured Credit Facilities [Member]
Credit facilities and notes payable, net
Secured credit facilities	81,926	105,397
Senior Secured Credit Facilities [Member] | Financial Institutions [Member]
Credit facilities and notes payable, net
Secured credit facilities	$ 747,514	$ 49,544